Description of Business and Organization	12 Months Ended
Mar. 31, 2026
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 — DESCRIPTION OF BUSINESS AND ORGANIZATION

Lianhe Sowell International Group Ltd (the “Company” or “Sowell”) is a holding company incorporated on July 26, 2023 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Lianhe Sowell International Holding Group Limited (“Sowell BVI”), which was incorporated in British Virgin Islands on July 18, 2023. Sowell BVI has no substantial operations other than holding all of the outstanding share capital of Lianhe Sowell International Group Limited (“Sowell HK”) which was incorporated in Hong Kong on August 11, 2023. Sowell HK is also a holding company that is holding all of the equity interest of Lianhe Sowell International Holdings (Hangzhou) Co., Ltd (previously known as Lianhe Sowell Enterprise Management (Shanwei) Co., Ltd) (“Sowell Hangzhou”), a wholly foreign owned enterprise incorporated in the People’s Republic of China (“PRC” or “China”) on October 26, 2023, and Lianhe Sowell International Holding (Shenzhen) Co., Ltd (“Sowell International”), a wholly foreign owned enterprise incorporated in the PRC on August 6, 2024, respectively.

The Company, through its PRC subsidiaries, Sowell Hangzhou and Sowell International, holds the PRC operating entities, including Shenzhen Sowell Technology Development Company Limited, which are primarily engaged in trading of electronic products and software development.

On December 1, 2023, the Company completed its reorganization of entities under the common control of the same group of shareholders, who collectively owned a majority of the equity interests of the Company prior to the reorganization. Sowell Hangzhou wholly owned Shenzhen Sowell and other PRC operating entities, and all of these entities included in the Company are under common control, which results in the consolidation of PRC operating entities. This transaction has been accounted for as a reorganization of entities under common control. These audited consolidated financial statements have been prepared as if the reorganization had become effective at the beginning of the earliest period presented.

Disposal of a Subsidiary

On January 20, 2025, the Company transferred 100% of the equity interest it held in Wuxi Sowell Information Technology Company Limited (“Wuxi Sowell”) a former wholly-owned subsidiary of the Company to an unrelated individual person, Mr. Qigang Guo, and an unrelated company, Wuxi Qiwei Intelligence Equipment Co., Ltd. with the consideration of RMB2. The net liabilities of Wuxi Sowell were $60,622 (RMB437,466) as of January 20, 2025 and the Company generated disposal gain of a subsidiary of $60,622 (RMB437,468) for the year ended March 31, 2025.

As of the issuance date of the consolidated financial statements, the details of the Company’s subsidiaries are as follows:

Name of Entity	Incorporation Date	Place of incorporation	Ownership %	Principal activities
Lianhe Sowell International Holding Group Limited (“Sowell BVI”)	July 18, 2023	British Virgin Islands	100%	Investment holding
Lianhe Sowell International Group Limited (“Sowell HK”)	August 11, 2023	Hong Kong	100%	Investment holding
Lianhe Sowell International Holdings (Hangzhou) Co., Ltd (previously known as Lianhe Sowell Enterprise Management (Shanwei) Co., Ltd) (“Sowell Hangzhou”)	October 26, 2023	PRC	100%	Enterprise management
Shenzhen Sowell Technology Development Company Limited (“Shenzhen Sowell”)	April 6, 2007	PRC	100%	Trading of electronic products and software development
Lianhe Sowell International Holding (Shenzhen) Co., Ltd (“Sowell International”)	August 6, 2024	PRC	100%	Enterprise management
Hezhi Rongtong (Shenzhen) Technology Company Limited (“Hezhi Rongtong”)	August 13, 2021	PRC	51%	No business activities
Shenzhen Sowell Digital Energy Technology Company Limited (“Shenzhen Sowell Digital”)	October 15, 2021	PRC	80%	No business activities
Suzhou Sowell Vision Technology Company Limited (“Suzhou Sowell”)	August 24, 2022	PRC	100%	No business activities
Shenzhen Aiyin digital Technology Company Limited (“Shenzhen Aiyin”)	July 5, 2022	PRC	51%	No business activities
Anhui Lianhe Sowell Technology Co., Ltd (“Anhui Sowell”)	October 10, 2024	PRC	100%	No business activities
Lianhe Sowell Precision Machine (Hangzhou) Co., Ltd (“Sowell Precision Hangzhou”)	December 30, 2024	PRC	100%	Trading of painting robots
Lianhe Sowell Precise Machine (Shenzhen) Co., Ltd (“Sowell Precision Shenzhen”)	August 26, 2024	PRC	83%	Trading of painting robots